FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Instruments - Net Asset (Liability) Position (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	CAD 1,094		CAD 1,659		CAD 2,080
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets	1.2869	1.2869	1.3407	1.3407
Derivative financial assets	CAD 1,129		CAD 1,683
Notional amount, liabilities	960	$ 746	201	$ 150
Fair value	(23)		0		0
Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	CAD 5,409	$ 5,200	CAD 5,409	$ 5,200
Exchange rate, assets	1.3388	1.3388	1.3388	1.3388
Derivative financial assets	CAD 1,152		CAD 1,683		2,028
Notional amount, liabilities	CAD 2,008	$ 1,500	CAD 2,008	$ 1,500
Exchange rate, liabilities	1.0401	1.0401	1.0401	1.0401
Bond forward | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities	CAD 900		CAD 900
Fair value	(64)		(51)		(91)
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	CAD 294	$ 240	CAD 1,284	$ 990
Exchange rate, assets	1.2953	1.2953	1.4129	1.4129
Derivative financial assets			CAD 19		158
Notional amount, liabilities	CAD 1,243	$ 960	CAD 424	$ 300
Exchange rate, liabilities	1.2239	1.2239	1.2967	1.2967
Fair value	CAD (39)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	276		CAD 270
Derivative financial assets	CAD 68		CAD 8		CAD (15)